STOCK INCENTIVE PLANS (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 09, 2019	Feb. 09, 2021	May 21, 2020	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 10, 2021	Oct. 15, 2021	Jan. 28, 2021	Dec. 15, 2020	Nov. 23, 2020	Jan. 01, 2020	Nov. 04, 2019	Oct. 04, 2019	May 22, 2019	Jan. 23, 2019
Compensation expense				$ 636,651	$ 302,849	$ 1,028,522	$ 1,702,085
Unrecognized compensation costs				$ 5,313,062		$ 1,312,936
Average exercise price	$ 0.25					$ 0.80	$ 2.593
Unearned stock option grants				11,550,745		11,775,745
Stock option grants							2,739,477
Common stock for vested stock option	73,191
Common stock for vested stock option, totaling	93,750
Period for recognition						3 years 9 months 25 days
Options to purchase common stock						15,315,120
Warrant issued to common stock				21,714,023		22,564,255
Exercise price						$ 1.90	$ 1.20				$ 1.155
Stock options granted						32,629,376
Intrinsic value				$ 19,956,371		$ 34,314,540
Ronald P. Erickson [Member]
Period for recognition				3 years 9 months 18 days
Warrant issued to common stock				1,000,000		2,000,000	1,770				2,000,000			1,200,000	1,000,000
Exercise price		$ 0.80		$ 2.09		$ 1.53	$ 1.95			$ 0.25	$ 1.53		$ 1.90	$ 1.10	$ 3.03
Stock options granted		500,000
Phillip A. Bosua [Member]
Period for recognition				5 years
Warrant issued to common stock				1,300,000
Exercise price		$ 0.80		$ 2.09							$ 1.53		$ 1.90	$ 1.10	$ 3.03
Stock options granted		500,000
Stock Option | Employees
Average exercise price						$ 3.30
Stock options granted						120,000
Stock Option | Employees One
Average exercise price						$ 0.80
Stock options granted						550,000
Stock Option | Seventeen Employees And Consultants
Average exercise price						$ 1.766	$ 1.142
Period for recognition						5 years
Stock options granted						15,315,120	3,085,000
Stock option grants, total						9,145,745	2,630,000
Intrinsic value						$ 14,916,905
Stock Option | Two Consultants
Average exercise price				$ 1.650		$ 1.359
Stock options granted				6,875		20,625
Stock Option | Seven Employees And Consultants [Member]
Average exercise price				$ 2.079
Period for recognition				5 years
Stock options granted				1,085,000
Stock option grants, total				17,878,245
Intrinsic value				$ 8,556,635
Stock Option | Four Consultants
Average exercise price				$ 1.842
Stock options granted				815,000
2011 Stock Incentive Plan
Average exercise price				$ 1.651		$ 1.565
Unearned stock option grants				11,550,745		11,775,745
Options to purchase common stock				17,878,245		15,315,120						9,750,000				3,000,000	2,500,000
Stock option grant vests description						(i) 33.3% with the first shipment; (ii) 33.3% with $50 million in sales are achieved; and (iii) 33.4% after $200 million in sales are achieved
2021 Equity Incentive Plan
Unearned stock option grants						1,505,000
Options to purchase common stock									20,000,000
Stock options granted						10,650,745
Stock option grants, total						1,900,000
2011 And 2021 Stock Incentive Plan [Member]
Registered shares issued								34,650,120
Particle, Inc.
Compensation expense						$ 197,553	$ 833,771
Period for recognition			4 years			4 years 2 months 15 days
Options to purchase common stock			8,000,000